Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		¥ 2,874,821	¥ 2,814,361	¥ 2,663,659
Income before Income Taxes		480,463	469,975	392,178
Long-lived assets		3,078,423	2,931,251	2,576,446
Japan | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		2,125,234	2,097,360	2,006,639
Income before Income Taxes		302,628	298,699	183,848
Long-lived assets		1,849,310	1,855,252	1,692,474
The Americas | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	[1]	270,100	263,090	258,792
Income before Income Taxes	[1]	68,154	39,104	85,083
Long-lived assets	[1]	43,124	34,661	34,553
Other Countries | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	[2]	479,487	453,911	398,228
Income before Income Taxes	[2]	109,681	132,172	123,247
Long-lived assets	[2]	¥ 1,185,989	¥ 1,041,338	¥ 849,419

[1]	Mainly the United States
[2]	Mainly Asia, Europe and Australasia